FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		S/ 198,666,410	S/ 184,225,047
Financial liabilities, at fair value		205,106,272	190,435,904
Financial assets		199,190,749	184,713,661
Financial liabilities		205,078,732	190,258,378
Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		161,842,066	147,704,994
Financial liabilities		161,842,066	147,704,994
Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		9,060,710	10,168,427
Financial liabilities		9,060,710	10,168,427
Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		10,820,211	12,308,392
Financial liabilities		10,754,385	12,278,681
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		528,184	412,401
Financial liabilities		528,184	412,401
Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		404,817	512,579
Financial liabilities		404,817	512,579
Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		17,230,157	14,742,600
Financial liabilities		17,268,443	14,594,785
Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	[1]	5,220,127	4,586,511
Financial liabilities	[1]	5,220,127	4,586,511
Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		47,655,196	33,930,948
Financial assets		47,655,196	33,930,948
Cash Collateral, Reverse Repurchase Agreement and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		1,033,177	1,410,647
Financial assets		1,033,177	1,410,647
Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		8,443,538	9,700,313
Financial assets		8,967,877	10,188,927
Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		137,737,296	136,698,135
Financial assets		137,737,296	136,698,135
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		528,184	412,401
Financial assets		528,184	412,401
Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	[2]	3,269,019	2,072,603
Financial assets	[2]	3,269,019	2,072,603
Level 1 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		8,146,745	9,338,213
Financial liabilities, at fair value		0	0
Level 1 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 1 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 1 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 1 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 1 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 1 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	[1]	0	0
Level 1 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 1 [Member] | Cash Collateral, Reverse Repurchase Agreement and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 1 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		8,146,745	9,338,213
Level 1 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 1 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	[2]	0	0
Level 2 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		190,519,665	174,886,834
Financial liabilities, at fair value		205,106,272	190,435,904
Level 2 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		161,842,066	147,704,994
Level 2 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		9,060,710	10,168,427
Level 2 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		10,820,211	12,308,392
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		528,184	412,401
Level 2 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		404,817	512,579
Level 2 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		17,230,157	14,742,600
Level 2 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	[1]	5,220,127	4,586,511
Level 2 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		47,655,196	33,930,948
Level 2 [Member] | Cash Collateral, Reverse Repurchase Agreement and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		1,033,177	1,410,647
Level 2 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		296,793	362,100
Level 2 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		137,737,296	136,698,135
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		528,184	412,401
Level 2 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	[2]	3,269,019	2,072,603
Level 3 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 3 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 3 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 3 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 3 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 3 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value		0	0
Level 3 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	[1]	0	0
Level 3 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 3 [Member] | Cash Collateral, Reverse Repurchase Agreement and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 3 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 3 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value		0	0
Level 3 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	[2]	S/ 0	S/ 0

[1]	Corresponds to accounts payable, salaries and other personnel expenses, accounts payable for acquisitions of investments, operations in process, allowance for indirect loan losses and dividends payable
[2]	Corresponds to receivables, margin call, receivables from sale of investments and operations in process.